FAIR VALUE MEASUREMENTS-Subscription agreement liability (Details) - Subscription agreement liability - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Fair value of warrants	$ 425,184,274	$ 98,629,981
Fair value of series A preferred shares	$ 326,554,293
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Subscription Agreement Expense
Total fair value	$ 425,184,274	$ 98,629,981